Leases (Details) - Schedule of Maturity Analysis of Future Minimum Lease Payments - Apr. 30, 2024 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Schedule of Maturity Analysis of Future Minimum Lease Payments [Abstract]
2025	¥ 14,869	$ 94
2026	10,001	63
2027	456	3
2028	114	1
Total	25,440	161
Less: Interest component	(769)	(5)
Present value of minimum lease payments	¥ 24,671	$ 156